================================================================================


Dear Shareholders:

   On December 4, 1997 Charles W.Steadman, Chairman of the Board of Trustees and President, passed away. Paul F. Wagner, Trustee of the Fund, was appointed Chairman and Principal Executive Officer and Max Katcher, Executive Vice President, was appointed President, positions formerly held by Mr. Steadman.

   The Annual Report, dated June 30, 1997, disclosed that management proposed your Fund would be merged with two other Steadman Funds into the Steadman Associated Fund, which would change to a closed-end investment company whose name would change to Steadman Security Trust. Subsequent to this disclosure, the decision was made to have the recently named Steadman Security Trust operate as an open-end investment company as disclosed in footnotes No. 6 of this Semi-Annual Report. The proxy statement and prospectus you received describes the purpose and reasons why management has undertaken this endeavor. It is expected that the merger will be effected in the near future.







                                                Sincerely,


                                                /s/ Max Katcher


                                                Max Katcher
                                                President

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

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                         This Page Intentionally Blank





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

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                            STEADMAN INVESTMENT FUND
                            Portfolio of Investments
                                December 31, 1997
                                   (Unaudited)

                                                                                                     Value
                                                                                    Shares          (Note 1)
                                                                                  ----------        --------
         COMMON STOCKS -- 100%

Aeronautical Systems--3.3%
      Raytheon Co ........................................................            843         $    41,570
                                                                                                   ----------
                                                Total Aeronautical Systems                             41,570
                                                                                                   ----------
Computer Peripherals--13.3%
      Cisco Systems (a) ..................................................          3,000             167,250
                                                                                                   ----------
                                                Total Computer Peripherals                            167,250
                                                                                                   ----------
Computer Software--0.9%
      Oracle Corporation (a) .............................................            500              11,156
                                                                                                   ----------
                                                   Total Computer Software                             11,156
                                                                                                   ----------
Computer System Design--7.9%
      Sun Microsystems (a) ...............................................          2,500              99,688
                                                                                                   ----------
                                             Total Computer Systems Design                             99,688
                                                                                                   ----------
Motor Vehicles--4.4%
      General Motors Class H .............................................          1,500              55,406
                                                                                                   ----------
                                                      Total Motor Vehicles                             55,406
                                                                                                   ----------
Oil and Gas Drilling--11.8%
      Global Marine Inc (a) ..............................................          6,000             147,000
                                                                                                   ----------
                                                Total Oil and Gas Drilling                            147,000
                                                                                                   ----------
Plastic & Rubber Mfg--8.6%
      Dupont E I De Nemours & Co (a) .....................................          1,800             108,113
                                                                                                   ----------
                                                Total Plastic & Rubber Mfg                            108,113
                                                                                                   ----------

(a) Non-income producing security


   The accompanying notes are an integral part of the financial statements.

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

================================================================================

                            STEADMAN INVESTMENT FUND
                            Portfolio of Investments
                                December 31, 1997
                                   (Unaudited)

                                                                                                       Value
                                                                                    Shares            (Note 1)
                                                                                  ----------          --------
Semi Conductors--4.0%
      Intel Corp. Warrants (a) ...........................................          1,000              49,468
                                                                                                   ----------
                                                      Total Semiconductors                             49,468
                                                                                                   ----------

Telecom Mfg--19.1%
      Lucent Technology (a) ..............................................          3,000             239,625
                                                                                                   ----------
                                                         Total Telecom Mfg                            239,625
                                                                                                   ----------

Telephone Services--26.7%
      Worldcom Inc (a) ...................................................          5,000             151,250
      At&T ...............................................................          3,000             183,750
                                                                                                   ----------
                                                  Total Telephone Services                            335,000
                                                                                                   ----------


Total Portfolio of Investments (Cost $1,009,148)                                                   $1,254,276
                                                                                                   ==========

(a) Non-income producing security




   The accompanying notes are an integral part of the financial statements.

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

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                            STEADMAN INVESTMENT FUND
                       Statement of Assets and Liabilities
                                December 31, 1997
                                   (Unaudited)



Assets:
     Investments at value (Cost $1,009,148) (Note 1) ............   $ 1,254,276
     Cash and cash equivalents (Note 1) .........................       342,093
     Interest receivable ........................................         3,428
                                                                    -----------
       Total assets .............................................     1,599,797
                                                                    -----------
Liabilities:
     Accounts payable and accrued expenses ......................        24,064
     Investment advisory and service fees payable (Note 4) ......         4,872
     Other payable to affiliate (Note 4) ........................         5,951
     Payable for trust shares redeemed ..........................         2,616
                                                                    -----------
       Total liabilities ........................................        37,503
                                                                    -----------

Net Assets ......................................................   $ 1,562,294
                                                                    ===========

Net assets consist of:
     Accumulated net investment loss ............................   $(1,809,263)
     Unrealized appreciation of investments .....................       245,128
     Accumulated net realized losses ............................      (224,654)
     Capital paid in less distributions since inception .........     3,351,083
                                                                    -----------
                                                                    $ 1,562,294
                                                                    ===========


Net asset value, offering price and redemption price per share
     ($1,562,294 / 1,754,374 shares of no par value trust shares)   $       .89
                                                                    ===========




   The accompanying notes are an integral part of the financial statements.

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


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                            STEADMAN INVESTMENT FUND
                            Statements of Operations
                            for the six months ended
                                December 31, 1997
                                   (Unaudited)

Investment Income:
     Dividends .....................................................     $    3,126
     Interest ......................................................          4,785
                                                                         ----------
            Total income ...........................................                         $     7,910

Expenses:
     Salaries and employee benefits (Note 4) .......................         38,156
     Shareholder servicing fee (Note 4) ............................         22,141
     Professional fees .............................................         19,638
     Proposed Merger expense .......................................         40,672
     Investment advisory fee (Note 4) ..............................          8,834
     Miscellaneous .................................................          2,766
     Rent ..........................................................          6,488
     Computer services .............................................          2,894
     Reports to shareholders .......................................          3,276
     Custodian fees ................................................          1,500
                                                                         ----------
         Total expenses ............................................                             146,365
                                                                                             -----------

        Net investment loss ........................................                            (138,455)
                                                                                             -----------

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
     Net realized gain from investment transactions ................                             350,007
     Change in unrealized appreciation/(depreciation) of investments                            (117,514)
                                                                                             -----------
       Net gain on investments .....................................                             232,493
                                                                                             -----------
       Net increase in net assets resulting from operations ........                         $    94,038
                                                                                             ===========



     The accompanying notes are an integral part of the financial statements.


================================================================================

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                            STEADMAN INVESTMENT FUND
                       Statements of Changes in Net Assets

                                                                           For the 6 months       For the year    For the year
                                                                                ended            ended June 30,  ending June 30,
                                                                         December 31, 1997/(1)/       1997            1996
                                                                         ----------------------  --------------  ---------------
Increase (decrease) in net assets from operations:
   Net investment loss ................................................       $  (138,455)       $  (267,719)      $  (111,105)
   Net realized gain (loss) from investment transactions ..............           350,007           (185,331)           47,825
   Change in unrealized depreciation/appreciation .....................          (117,514)           418,153          (271,135)
                                                                              -----------        -----------       -----------
        Net increase (decrease) in net assets resulting
           from operations ............................................            94,038            (34,897)         (334,415)

Decrease in net assets from trust share transactions (Note 2) .........          (165,634)           (94,680)         (200,097)
                                                                              -----------        -----------       -----------
Decrease in net assets ................................................           (71,596)          (129,577)         (534,512)

Net assets at beginning of period .....................................         1,633,890          1,763,467         2,297,979
                                                                              -----------        -----------       -----------

Net assets at end of period (including accumulated net
investment loss of $1,809,263, $1,947,718
and $1,679,999 respectively) ..........................................       $ 1,562,294        $ 1,633,890       $ 1,763,467
                                                                              ===========        ===========       ===========

(1) Unaudited



   The accompanying notes are an integral part of the financial statements.


================================================================================

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                            STEADMAN INVESTMENT FUND
                              Financial Highlights

                                              For the 6 months   For the year  For the year   For the period
                                                   ended            ended         ended       January 1, 1995     For the years
                                               December 31/(1)/    June 30       June 30      through June 30   ended December 31
                                               -----------       ------------  ------------   ---------------   -------------------
                                                  1997               1997          1996           1995*          1994        1993
                                               -----------       ------------  ------------   ---------------   -------     -------
Per Share Operating Performance:
   Net asset value, beginning of period ....      $ .85             $ .86         $1.02             $.93         $1.42       $1.38
                                               -----------       ------------  ------------   ---------------   -------------------
      Net investment loss ..................       (.08)             (.03)         (.13)            (.02)         (.08)       (.06)
      Net realized and unrealized
      gain (loss) on investments ...........        .12               .02          (.03)             .11          (.41)        .10
                                               -----------       ------------  ------------   ---------------   -------------------
      Total from investment operations .....        .04              (.01)         (.16)             .09          (.49)        .04

   Net asset value, end of period ..........      $ .89             $ .85          $.86            $1.02          $.93       $1.42
                                               ===========       ============  ============   ===============   ===================

Ratios/Supplemental Data:
   Total return ............................       9.41%            (2.05)%      (15.53)%          19.36%**     (34.51)%      2.89%
   Ratio of expenses to average net
      assets ...............................      17.05%**          16.47%        10.60%           10.54%**       8.90%       6.48%
   Ratio of net investment loss to average
      net assets ...........................     (16.13)%**        (15.75)%       (5.23)%          (4.24)%**     (6.65)%     (4.52)%

   Portfolio turnover rate .................         64%**            138%          382%             226%**        282%        179%
   Net assets, end of period (in thousands).     $1,562            $1,634        $1,763           $2,298        $2,159      $3,550

(1) Unaudited
*The Fund's fiscal year-end was changed to June 30.
**Annualized



   The accompanying notes are an integral part of the financial statements.

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

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                            STEADMAN INVESTMENT FUND


Notes to Financial Statements

1. Significant accounting policies

   Steadman Investment Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   Cash and cash equivalents

   Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

   Security valuation

   Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

   Security transactions and investment income

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

   Income taxes

   The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

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

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                            STEADMAN INVESTMENT FUND


2. Trust shares

   The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                    For the 6 months ended            For the year         For the period January 1
                                      December 31, 1997           ended June 30, 1997     1995 through June 30, 1996
                                    ----------------------     ------------------------   --------------------------
                                     Shares       Amount         Shares         Amount      Shares        Amount
                                   ---------    ----------     ---------     ----------   ----------    ------------
Shares sold....................     -- 0 --     $ -- 0 --       -- 0 --      $ -- 0 --      -- 0 --      $ -- 0 --
Shares redeemed................    (174,120)     (165,634)     (110,234)       (94,680)    (205,360)      (200,097)
                                   --------     ---------      --------      ---------     --------      ---------
       Net decrease............    (174,120)     (165,634)     (110,234)     $ (94,680)    (205,360)     $(200,097)
                                                =========                    =========                   =========
Shares outstanding:
       Beginning of period.....   1,928,494                  2,038,728                   2,244,088
                                  ---------                  ---------                   ---------
       End of Period...........   1,754,374                  1,928,494                   2,038,728
                                  =========                  =========                   =========

3. Purchases and sales of securities

   During the six months ended December 31, 1997, purchases and sales of investment securities aggregated $482,139 and $961,662 respectively.

      The net unrealized appreciation of investments aggregated $245,128, of which $292,802 relates to gross unrealized appreciation where there is an excess of value over tax cost and $47,674 related to gross unrealized depreciation of investments where there is an excess of tax cost over value.

4. Investment advisory fee and transactions with affiliates

   Steadman Security Corporation (SSC) has provided investment advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement SSC will continue to provide the same services it provides under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, SSC received fees from the Fund for the performance of delegated services (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account. SSC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

   Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

================================================================================

================================================================================


5. Expiration of Shareholder States Redemption Restriction

   In 1993 the Fund entered into a Settlement Agreement with approximately 47 states (the "Shareholder States") with respect to the recovery of shares and distributions owned by persons who had allegedly abandoned these properties. The Settlement Agreement provides among other things, that the Shareholder States will not request redemption of their shares until February 14, 1998. In July 1997, the Fund agreed to remove this restriction and allow Shareholder States to redeem shares upon request.

6. Proposed Merger

   During 1997, management proposed a merger of Steadman American Industry
Fund, Steadman Investment Fund, and Steadman Technology and Growth Fund with and into the Steadman Associated Fund, which will operate as an open-end investment company whose name has changed to Steadman Security Trust (SST). In connection with the merger, SST has amended its investment objective to primarily seek current income and secondarily to maximize total return. The costs associated with the proposed merger are allocated to all the funds based on the respective net asset values of the funds. The proposed merger requires approval by the shareholders and proxies are currently being solicited.




================================================================================

                                    STEADMAN
                                   Investment
                                      Fund



                                   SEMI-ANNUAL
                                     REPORT
                                December 31, 1997






                         A Steadman NO-LOAD Mutual Fund





                               STEADMAN SECURITY
                                  CORPORATION


[LOGO OF STEADMAN SECURITIES CORPORATION APPEARS HERE]

                              Investment Adviser


STEADMAN INVESTMENT FUND
1730 K Street, N.W.
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington, D.C. area

Transfer Agent
Steadman Security Corporation
1730 K Street, N.W.
Washington, D.C. 20006

Custodian
Crestar Bank, N.A.
1445 New York Ave., N.W.
Washington, D.C. 20005

Independent Accountants
Resnick Fedder & Silverman P.C.
4520 East West Highway
Bethesda, Maryland 20814

For more information about
Steadman Investment Fund,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area